Mosaic Transaction (FY) (Details)		3 Months Ended		12 Months Ended
	Jan. 01, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Proceeds from noncontrolling interests transferred	$ 125,400,000	$ 1,083,000	$ 174,564,000	$ 177,832,000	[1]	$ 4,720,000	$ 6,447,000
Proceeds received to fund future investment commitments	$ 48,000,000	25,000,000		32,100,000
Maximum potential payment						19,900,000
Potential payments				4,900,000
Recall amount						15,100,000
Cash and cash equivalents		156,273,000		198,146,000	[1]	79,866,000
Total liabilities		454,587,000		599,347,000	[1]	$ 586,986,000
Forecast
Variable Interest Entity [Line Items]
Potential payments								$ 7,500,000	$ 7,500,000
Put Option | Mosaic Counterparty
Variable Interest Entity [Line Items]
Purchase price ratio	1.3
Internal rate of return, percentage	12.00%
Call Right
Variable Interest Entity [Line Items]
Payments for call right		2,600,000		2,600,000
Purchase price ratio	1.3
Internal rate of return, percentage	12.00%
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents				101,400,000
Total liabilities		$ 0		$ 0

[1]	For discussion on the restatement adjustments, see Note 4.